Accrued Expenses and Other Liabities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Wages and welfare payable	$ 891,645	$ 660,589	$ 116,054
Professional service fees	337,635	402,458	143,420
Others	9,465	50,056	55,445
Total	$ 1,238,745	$ 1,113,103	$ 314,919